Document and Entity Information	12 Months Ended
Mar. 31, 2014
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	HMC
Entity Registrant Name	HONDA MOTOR CO LTD
Entity Central Index Key	0000715153
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,802,291,196